Shareholder Report, Average Annual Return (Details) IZDO_MML Conservative Allocation Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	9.98%	3.73%	5.33%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Custom MML Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom MML Conservative Allocation Index
Average Annual Return, Percent	12.75%	4.55%	6.54%